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                       SUPPLEMENTS DATED JANUARY 2, 2001
                       TO PROSPECTUSES DATED MAY 1, 2000

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         KEMPER DESTINATIONS AND KEMPER DESTINATIONS LIFE ("CONTRACTS")

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                                   ISSUED BY
                        KILICO VARIABLE SEPARATE ACCOUNT
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      AND
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

The Dreyfus Socially Responsible Growth Fund, Inc. and the MidCap Stock Portfolio of Dreyfus Investment Portfolios each offer two classes of shares:
Service shares and Initial shares. Each Fund's prospectus dated December 31, 2000 describes the Service shares and the Initial shares. Currently, only the Funds' Initial shares are available for investment under the Contracts.